Fair Value Measurements (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	10.00%
Contractual term	5 years 4 months 24 days
Earnout Liability [Member]
Short-Term Debt [Line Items]
Stock price	$ 3.34	$ 8.06	$ 10.60
Expected volatility	90.00%	80.00%	70.00%
Risk-free rate	3.80%	3.80%	3.60%
Contractual term	5 years 8 months 12 days	6 years 2 months 12 days	7 years 2 months 12 days
Promissory Notes Related Parties [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	7.00%	7.00%	7.00%